Investment Portfolioas of December 31, 2024 (Unaudited)
DWS GNMA Fund
	Principal Amount ($)	Value ($)

Government National Mortgage Association 108.9%
Government National Mortgage Association:
2.0%, with various maturities from 10/20/2050 until 3/20/2052	139,005,289	111,300,948
2.5%, with various maturities from 8/20/2050 until 1/1/2055 (a)	140,919,289	117,912,564
3.0%, with various maturities from 9/15/2042 until 1/1/2055 (a)	128,516,574	111,922,677
3.5%, with various maturities from 11/20/2041 until 1/1/2055 (a)	132,830,924	120,170,422
4.0%, with various maturities from 8/20/2040 until 2/20/2052	22,791,610	21,234,356
4.25%, 9/15/2041	102,101	98,245
4.49%, with various maturities from 6/15/2041 until 7/15/2041	271,913	264,046
4.5%, with various maturities from 8/15/2039 until 1/1/2055 (a)	16,768,149	16,111,285
4.55%, 1/15/2041	450,520	438,236
4.625%, 5/15/2041	185,925	181,370
5.0%, with various maturities from 3/20/2029 until 7/20/2041	9,110,240	9,110,934
5.5%, 1/1/2055 (a)	119,000,000	117,919,361
6.0%, 1/1/2055 (a)	92,500,000	93,069,800
6.5%, with various maturities from 6/20/2032 until 1/1/2055 (a)	45,245,214	46,115,708
7.5%, with various maturities from 8/20/2025 until 4/20/2032	24,983	26,386
Total Government National Mortgage Association (Cost $818,236,504)		765,876,338

Asset-Backed 10.6%
Automobile Receivables 2.3%
AmeriCredit Automobile Receivables Trust, “A2B”, Series 2023-1, 30-day average SOFR + 0.73%, 5.33% (b), 10/19/2026	973,984	974,310
Avis Budget Rental Car Funding AESOP LLC, “C”, Series 2020-1A, 144A, 3.02%, 8/20/2026	1,205,000	1,192,255
Carvana Auto Receivables Trust:
“C”, Series 2021-N3, 1.02%, 6/12/2028	2,498,188	2,389,958
“C”, Series 2021-N4, 1.72%, 9/11/2028	1,375,780	1,322,851
Exeter Automobile Receivables Trust, “E”, Series 2021-1A, 144A, 2.21%, 2/15/2028	3,000,000	2,939,909
Flagship Credit Auto Trust, “A3”, Series 2022-2, 144A, 4.03%, 12/15/2026	1,972,506	1,970,837
Ford Credit Auto Owner Trust, “C”, Series 2018-1, 144A, 3.49%, 7/15/2031	5,000,000	4,995,521
United Auto Credit Securitization Trust, “A”, Series 2024-1, 144A, 6.17%, 8/10/2026	257,802	258,267
		16,043,908
Credit Card Receivables 4.0%
Capital One Multi-Asset Execution Trust, “B3”, Series 2005-B3, 90-day average SOFR + 0.812%, 5.468% (b), 5/15/2028	1,000,000	999,367
Citibank Credit Card Issuance Trust, “A6”, Series 2017-A6, 30-day average SOFR + 0.884%, 5.282% (b), 5/14/2029	25,000,000	25,291,462
Continental Finance Credit Card ABS Master Trust, “A”, Series 2024-A, 144A, 5.78%, 12/15/2032	1,000,000	1,003,028
Mission Lane Credit Card Master Trust, “A”, Series 2024-B, 144A, 5.88%, 1/15/2030	1,000,000	999,096
		28,292,953
Miscellaneous 4.3%
522 Funding CLO Ltd., “AR”, Series 2018-3A, 144A, 90-day average SOFR + 1.302%, 5.919% (b), 10/20/2031	3,905,377	3,910,329
CIFC Funding Ltd., “A1R”, Series 2020-4A, 144A, 90-day average SOFR + 1.3%, 5.725% (b), 1/15/2040	2,000,000	2,001,388

Dryden 43 Senior Loan Fund, “AR3”, Series 2016-43A, 144A, 90-day average SOFR + 1.07%, 5.687% (b), 4/20/2034	4,000,000	4,000,700
Empower CLO Ltd., “A1”, Series 2023-2A, 144A, 90-day average SOFR + 2.2%, 6.856% (b), 7/15/2036	1,110,000	1,121,253
MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	1,748,025	1,732,872
OCP CLO Ltd.:
“A1R2”, Series 2014-6A, 144A, 90-day average SOFR + 1.15%, 5.797% (b), 10/17/2030	534,157	534,358
“A2R”, Series 2014-5A, 144A, 90-day average SOFR + 1.662%, 6.279% (b), 4/26/2031	5,000,000	5,009,770
Octagon Investment Partners XVII Ltd., “A2R2”, Series 2013-1A, 144A, 90-day average SOFR + 1.362%, 5.987% (b), 1/25/2031	1,525,000	1,527,266
THL Credit Wind River CLO Ltd., “AR2”, Series 2019-3A, 144A, 90-day average SOFR + 1.06%, 5.716% (b), 4/15/2031	3,000,000	3,009,000
Voya CLO Ltd., “A”, Series 2021-3A, 144A, 90-day average SOFR + 1.402%, 6.019% (b), 1/20/2035	7,500,000	7,504,253
		30,351,189
Total Asset-Backed (Cost $74,068,067)		74,688,050

Commercial Mortgage-Backed Securities 1.1%
BAHA Trust, “A”, Series 2024-MAR, 144A, 6.171%, 12/10/2041	1,286,000	1,298,314
BPR Trust, “B”, Series 2021-TY, 144A, 30-day average SOFR + 1.264%, 5.662% (b), 9/15/2038	900,000	891,194
BX Commercial Mortgage Trust, “B”, Series 2021-SOAR, 144A, 30-day average SOFR + 0.984%, 5.382% (b), 6/15/2038	1,753,476	1,751,284
BX Trust, “B”, Series 2021-ARIA, 144A, 30-day average SOFR + 1.411%, 5.808% (b), 10/15/2036	3,000,000	2,991,562
Fontainebleau Miami Beach Mortgage Trust, “B”, Series 2024-FBLU, 144A, 30-day average SOFR + 1.85%, 6.343% (b), 12/15/2039	563,000	564,408
JPMorgan Chase Commercial Mortgage Securities Trust, “A”, Series 2016-NINE, 144A, 2.854%, 9/6/2038	500,000	480,780
Total Commercial Mortgage-Backed Securities (Cost $7,949,148)		7,977,542

Collateralized Mortgage Obligations 9.7%
Chase Home Lending Mortgage Trust:
“A11”, Series 2019-ATR1, 144A, 30-day average SOFR + 1.064%, 5.403% (b), 4/25/2049	521,523	502,718
“A4”, Series 2024-4, 144A, 6.0%, 3/25/2055	2,592,359	2,603,169
CIM Trust, “A4”, Series 2018-INV1, 144A, 4.0%, 8/25/2048	1,197,578	1,098,003
Federal Home Loan Mortgage Corp.:
“AI”, Series 5063, Interest Only, 2.0%, 1/25/2051	7,322,760	951,148
“JI”, Series 5058, Interest Only, 2.0%, 1/25/2051	4,032,070	449,235
“IO”, Series 5161, Interest Only, 2.0%, 3/25/2051	3,386,757	461,429
“CZ”, Series 4113, 3.0%, 9/15/2042	1,399,632	1,058,718
“ZC”, Series 4892, 4.0%, 1/15/2048	2,821,678	2,446,248
“IJ”, Series 4472, Interest Only, 6.0%, 11/15/2043	3,516,655	635,331
Federal National Mortgage Association:
“ET”, Series 2024-105, 0.125%, 1/25/2055	6,000,000	4,534,579
“PS”, Series 2013-81, Interest Only, 6.036% minus 30-day average SOFR, 1.467% (b), 7/25/2043	3,376,622	304,131
“AY”, Series 2013-6, 2.0%, 2/25/2043	1,244,000	834,028
“IA”, Series 2021-21, Interest Only, 2.0%, 7/25/2047	27,559,548	2,195,936
“AI”, Series 2020-97, Interest Only, 2.0%, 1/25/2051	1,566,027	212,500
“IW”, Series 2021-76, Interest Only, 2.5%, 2/25/2048	18,713,745	2,608,018
“I”, Series 2021-57, Interest Only, 2.5%, 7/25/2051	3,352,549	501,618
“LZ”, Series 2013-6, 3.5%, 2/25/2043	1,111,674	858,970
“LZ”, Series 2010-141, 4.5%, 12/25/2040	3,767,457	3,517,761
“UI”, Series 2010-126, Interest Only, 5.5%, 10/25/2040	2,989,526	346,573
“IO2”, Series 2007-W8, Interest Only, 6.0%, 9/25/2037	86,705	11,416

“FE”, Series 2024-87, 30-day average SOFR + 1.85%, 6.0% (b), 12/25/2054	7,852,538	7,836,850
“HI”, Series 2010-2, Interest Only, 6.5%, 2/25/2040	1,480,967	317,931
GCAT Trust, “A7”, Series 2023-INV1, 144A, 6.0%, 8/25/2053	6,270,311	6,287,981
Government National Mortgage Association:
“S”, Series 2013-134, Interest Only, 5.486% minus 30-day average SOFR, 1.115% (b), 9/20/2043	6,125,335	363,904
“SB”, Series 2023-57, Interest Only, 6.15% minus 30-day average SOFR, 1.545% (b), 4/20/2053	35,216,223	2,229,441
“SG”, Series 2017-60, Interest Only, 6.356% minus 30-day average SOFR, 1.985% (b), 2/20/2038	6,604,509	522,177
“QE”, Series 2021-159, 2.0%, 9/20/2051	8,378,621	6,761,276
“IJ”, Series 2021-194, Interest Only, 2.0%, 11/20/2051	3,469,040	490,941
“SD”, Series 2017-60, Interest Only, 6.406% minus 30-day average SOFR, 2.035% (b), 2/20/2038	3,921,938	328,832
“QB”, Series 2017-180, 2.5%, 12/20/2047	1,174,000	970,374
“IA”, Series 2022-155, Interest Only, 2.5%, 10/20/2050	9,499,174	1,428,634
“EI”, Series 2021-105, Interest Only, 2.5%, 5/20/2051	4,895,050	625,475
“CI”, Series 2015-74, Interest Only, 3.0%, 10/16/2039	1,202,484	30,316
“XZ”, Series 2020-122, 3.0%, 8/20/2050	358,673	192,883
“DI”, Series 2014-102, Interest Only, 3.5%, 7/16/2029	134,661	2,292
“JI”, Series 2013-10, Interest Only, 3.5%, 1/20/2043	5,710,809	931,423
“ZG”, Series 2015-99, 3.5%, 7/20/2045	769,734	693,574
“ZC”, Series 2003-86, 4.5%, 10/20/2033	206,687	203,760
“IP”, Series 2014-108, Interest Only, 4.5%, 12/20/2042	743,232	20,746
“UZ”, Series 2010-37, 5.0%, 3/20/2040	952,782	961,507
“Z”, Series 2006-12, 5.5%, 3/20/2036	160,917	163,460
“DZ”, Series 2009-106, 5.5%, 11/20/2039	331,763	336,926
“IA”, Series 2012-64, Interest Only, 5.5%, 5/16/2042	2,122,141	331,110
“CI”, Series 2009-42, Interest Only, 6.0%, 8/16/2035	165,795	32,019
“IP”, Series 2009-118, Interest Only, 6.5%, 12/16/2039	195,367	42,149
JPMorgan Mortgage Trust:
“A6”, Series 2021-6, 144A, 2.5%, 10/25/2051	2,003,227	1,841,171
“A11”, Series 2020-2, 144A, 30-day average SOFR + 0.914%, 5.253% (b), 7/25/2050	750,571	721,447
“A11”, Series 2019-9, 144A, 30-day average SOFR + 1.014%, 5.353% (b), 5/25/2050	1,331,411	1,278,268
“A11”, Series 2021-1, 144A, 30-day average SOFR + 0.65%, 5.384% (b), 6/25/2051	3,293,261	3,059,293
Morgan Stanley Residential Mortgage Loan Trust, “A1”, Series 2024-INV2, 144A, 6.5%, 2/25/2054	1,707,981	1,729,107
RCKT Mortgage Trust, “A1B”, Series 2024-CES9, 144A, 5.683%, 12/25/2044 (c)	1,000,000	999,993
Total Collateralized Mortgage Obligations (Cost $71,816,203)		67,866,789

U.S. Government Agency Sponsored Pass-Throughs 8.2%
Federal Home Loan Mortgage Corp.:
6.0%, 10/1/2053	2,289,210	2,319,461
6.0%, 1/1/2054	4,195,615	4,248,667
6.0%, 3/1/2054	5,038,594	5,102,475
6.0%, 9/1/2054	7,163,550	7,205,781
Federal National Mortgage Association:
2.5%, 11/1/2051	7,149,194	5,893,429
2.5%, 4/1/2052	10,211,126	8,450,508
5.0%, 7/1/2044	916,500	914,080
6.0%, 1/1/2054	8,164,026	8,344,656
6.0%, 1/1/2055 (a)	15,000,000	15,070,800
Total U.S. Government Agency Sponsored Pass-Throughs (Cost $58,347,084)		57,549,857

Government & Agency Obligations 1.0%
U.S. Treasury Obligations
U.S. Treasury Notes, 3.5%, 9/15/2025 (d) (e) (Cost $7,264,391)	7,305,000	7,266,122

	Shares	Value ($)

Cash Equivalents 2.9%
DWS Central Cash Management Government Fund, 4.52% (f) (Cost $20,544,249)	20,544,249	20,544,249

	Principal Amount ($)	Value ($)

TBA Sale Commitments (4.6)%

Government National Mortgage Association (4.6)%
Government National Mortgage Association, 4.000%, 1/1/2055, TBA (a) (Proceeds $(32,984,766))	(35,000,000)	(32,228,070)

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,025,240,880)	137.8	969,540,877
Other Assets and Liabilities, Net	(37.8)	(265,969,129)
Net Assets	100.0	703,571,748
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2024 are as follows:
Value ($) at 9/30/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2024	Value ($) at 12/31/2024
Cash Equivalents 2.9%
DWS Central Cash Management Government Fund, 4.52% (f)
212,805,316	57,926,558	250,187,625	—	—	1,354,921	—	20,544,249	20,544,249

(a)	When-issued, delayed delivery or forward commitment securities included.
(b)
Variable or floating rate security. These securities are shown at their current rate as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	Investment was valued using significant unobservable inputs.
(d)	At December 31, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At December 31, 2024, this security has been pledged, in whole or in part, to cover collateral requirements for open forward commitments.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

SOFR: Secured Overnight Financing Rate
TBA: To Be Announced

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At December 31, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
2 Year U.S. Treasury Note	USD	3/31/2025	382	78,582,521	78,542,782	(39,739)
At December 31, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	3/20/2025	95	10,499,477	10,331,250	168,227
U.S. Treasury Long Bond	USD	3/20/2025	80	9,432,910	9,107,500	325,410
Ultra 10 Year U.S. Treasury Note	USD	3/20/2025	71	8,082,720	7,903,188	179,532
Ultra Long U.S. Treasury Bond	USD	3/20/2025	69	8,616,184	8,204,531	411,653
Total unrealized appreciation						1,084,822
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Government National Mortgage Association	$—	$765,876,338	$—	$765,876,338
Asset-Backed (a)	—	74,688,050	—	74,688,050
Commercial Mortgage-Backed Securities	—	7,977,542	—	7,977,542
Collateralized Mortgage Obligations	—	66,866,796	999,993	67,866,789
U.S. Government Agency Sponsored Pass-Throughs	—	57,549,857	—	57,549,857
Government & Agency Obligations	—	7,266,122	—	7,266,122
Short-Term Investments	20,544,249	—	—	20,544,249
Derivatives (b)
Futures Contracts	1,084,822	—	—	1,084,822
Total	$21,629,071	$980,224,705	$999,993	$1,002,853,769

Liabilities	Level 1	Level 2	Level 3	Total
Government National Mortgage Association	$—	$(32,228,070)	$—	$(32,228,070)
Derivatives (b)
Futures Contracts	(39,739)	—	—	(39,739)
Total	$(39,739)	$(32,228,070)	$—	$(32,267,809)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
GNMA-PH1
R-080548-3 (1/27)